UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21219

Investment Company Act File Number

Eaton Vance Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund II

December 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 157.9%

Security	Principal Amount (000’s omitted)	Value
Education — 10.1%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,501,004
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	632,772
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,985,199
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,913,257
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,145,687
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,692,765
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	564,030
University of Virginia, 5.00%, 6/1/40	1,500	1,664,070

		$14,098,784

Electric Utilities — 3.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$383,467
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,438,164
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	1,420	1,613,361
Unified Government of Wyandotte County/Kansas City, KS, Board of Public Utilities, 5.00%, 9/1/36	685	755,658
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	593,340

		$4,783,990

Escrowed/Prerefunded — 0.8%
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	$1,000	$1,152,920

		$1,152,920

General Obligations — 19.9%
California, 5.00%, 12/1/30	$610	$723,430
California, 5.00%, 10/1/33	2,150	2,548,030
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,854,602
Clark County, NV, 5.00%, 7/1/33	500	575,450
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	2,500	3,168,975
Hawaii, 5.00%, 12/1/29	2,500	2,943,650
Hawaii, 5.00%, 12/1/30	1,000	1,176,900
Mississippi, 5.00%, 10/1/36(1)	1,725	1,998,809
New York, 5.00%, 2/15/34(1)	2,750	3,187,525
New York, NY, 5.00%, 8/1/31	2,000	2,312,740
Oregon, 5.00%, 8/1/36	1,000	1,150,010
Washington, 5.00%, 2/1/35(1)	5,250	6,154,470

		$27,794,591

Hospital — 4.9%
Camden County Improvement Authority, NJ, (Cooper Health System), Prerefunded to 2/15/15, 5.00%, 2/15/35	$870	$874,881
Camden County Improvement Authority, NJ, (Cooper Health System), Prerefunded to 2/15/15, 5.25%, 2/15/27	545	548,221
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	360	416,264

Security	Principal Amount (000’s omitted)	Value
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	$1,285	$1,373,485
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,120	342,843
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	3,000	874,620
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	711,647
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,765,931

		$6,907,892

Industrial Development Revenue — 0.4%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$617,628

		$617,628

Insured-Education — 4.3%
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	$1,555	$1,674,688
University of South Alabama, (BHAC), 5.00%, 8/1/38	3,900	4,297,137

		$5,971,825

Insured-Electric Utilities — 8.1%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,183,670
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	5,176,138
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	841,597
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	2,247,579
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,818,794

		$11,267,778

Insured-Escrowed/Prerefunded — 2.9%
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	$670	$773,723
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	485,020
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	768,233
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	660,361
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,375,987

		$4,063,324

Insured-General Obligations — 6.6%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$750	$962,858
Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	12,000	4,574,160
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	510	513,983
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,106,675

		$9,157,676

Insured-Hospital — 16.1%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,904,875
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,618,935
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,336,224
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), Prerefunded to 11/16/15, 5.00%, 11/15/35	1,490	1,552,952
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,679,274
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	809,175

Security	Principal Amount (000’s omitted)	Value
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	$1,750	$1,888,075
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,272,478
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	533,075
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,500,122
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,777,785
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,573,815

		$22,446,785

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,521,423

		$1,521,423

Insured-Lease Revenue/Certificates of Participation — 5.0%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,330,570
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	350,458
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,598,530
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,636,695

		$6,916,253

Insured-Other Revenue — 1.6%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,007,237
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,209,180

		$2,216,417

Insured-Solid Waste — 1.0%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$861,582
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	492,184

		$1,353,766

Insured-Special Tax Revenue — 5.0%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,126,150
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,189,605
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	623,110

		$6,938,865

Insured-Student Loan — 1.0%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,220	$1,365,400

		$1,365,400

Insured-Transportation — 19.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$298,834
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	461,904
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	207,234
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	116,091
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,787,484
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,496,230
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,408,800
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	11,064,800
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,154,920

Security	Principal Amount (000’s omitted)	Value
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	$535	$612,789
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,185,933
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	288,045
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	327,610
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,957,252

		$27,367,926

Insured-Water and Sewer — 7.1%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,800,577
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	205	205,824
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,378,838
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	478,883
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,308,210
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	258,768
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	218,384
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	268,781
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	195	217,216
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,517,206
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,231,895

		$9,884,582

Lease Revenue/Certificates of Participation — 10.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,563,187
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,815,250
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,420,435

		$14,798,872

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,539,889
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	286,874

		$1,826,763

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$267,580

		$267,580

Special Tax Revenue — 7.8%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	$405	$479,176
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	253,766
Homewood, AL, City Board of Education, 5.00%, 4/1/32	1,880	2,135,793
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	993,952
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	550,551
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	2,016,278
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	3,800	4,518,656

		$10,948,172

Transportation — 13.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$640	$758,899
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,168,002
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,913,889
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	465	550,341

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	$620	$740,206
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	990,511
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,288,641
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,586,698
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,212,267
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	469,522
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	419,663
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,391,043
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,129,220
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,748,150

		$18,367,052

Water and Sewer — 5.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,095,130
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,686,879
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	411,411
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	321,189
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,659,680

		$8,174,289

Total Tax-Exempt Investments — 157.9% (identified cost $198,425,649)		$220,210,553

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (32.0)%		$(44,700,815)

Other Assets, Less Liabilities — (25.9)%		$(36,066,592)

Net Assets Applicable to Common Shares — 100.0%		$139,443,146

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	14.2%
Others, representing less than 10% individually	85.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2014, 50.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 19.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,668,656.

A summary of open financial instruments at December 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/15	44 U.S. Long Treasury Bond	Short	$(6,187,459)	$(6,360,750)	$(173,291)

At December 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $173,291.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$155,683,862

Gross unrealized appreciation	$22,612,063
Gross unrealized depreciation	(395,372)

Net unrealized appreciation	$22,216,691

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$220,210,553	$—	$220,210,553
Total Investments	$—	$220,210,553	$—	$220,210,553

Liability Description
Futures Contracts	$(173,291)	$—	$—	$(173,291)
Total	$(173,291)	$—	$—	$(173,291)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2014 is not presented.

At December 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 23, 2015